Schedule of movement valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Balance at beginning of the year	¥ 3,366	¥ 1,661
Additions	1,085	2,170
Decrease	(1,422)	(465)
Balance at end of the year	¥ 3,029	¥ 3,366